Loan Advanced - Contractor (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Loan Advanced Contractor [Abstract]
Loan advanced during the year	$ 46.0	$ 0.0
Impairment loss recognised in profit or loss, loans and advances	(46.0)	0.0	$ (25.4)
Total loan advanced to contractor	$ 0.0	$ 0.0